Intangible Asset (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Less - Accumulated amortization	$ (584)	$ (439)
Intangible assets, net	711	812
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Software	$ 1,295	$ 1,251